Long-Term Incentive Plan (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Base price - weighted average share in the period of measurement of the grant		$ 8.10
Ranges Of Exercise Prices For Outstanding Share Options One [Member]
IfrsStatementLineItems [Line Items]
Grant date	2014 Grant
Base price - weighted average share in the period of measurement of the grant	$ 13.42
Volatility	44.60%
Expected useful life of the option	$ 6,000
Annual interest rate without risk	10.66%
Ranges Of Exercise Prices For Outstanding Share Options Two [Member]
IfrsStatementLineItems [Line Items]
Grant date	2015 Grant
Base price - weighted average share in the period of measurement of the grant	$ 8.45
Volatility	35.50%
Expected useful life of the option	$ 6,000
Annual interest rate without risk	16.10%
Ranges Of Exercise Prices For Outstanding Share Options Three [Member]
IfrsStatementLineItems [Line Items]
Grant date	2016 Grant
Base price - weighted average share in the period of measurement of the grant	$ 8.10
Volatility	36.70%
Expected useful life of the option	$ 6,000
Annual interest rate without risk	11.73%